SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)				6 Months Ended
	Jun. 30, 2022 USD ($) shares	May 25, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Participating business profit	10.00%			10.00%
Participating face amount (USD per $1,000)	0.50			0.50
Issuance of common equity				$ 450,000,000	$ 1,160,000,000
Distributor relationships
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life				19 years
Trade Name
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life				10 years
VOBA
Disclosure of detailed information about property, plant and equipment [line items]
Average useful life				30 years
Class A Junior Preferred shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued (in shares) | shares	98,351,547	98,351,547	0	98,351,547
Issuance of common equity		$ 2,500,000,000
Non-voting and redemption value (USD per share) | $ / shares		$ 25
Preferential cash dividend		4.50%
Dividends in arrears	$ 11,000,000		$ 0
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the investment property				15 years
Useful lives of the property and equipment				3 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the investment property				50 years
Useful lives of the property and equipment				30 years